Derivative Financial Instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Details) - Cash flow hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges
Beginning Balance	£ 129	£ 644
Effective portion of changes in fair value:	425	(873)
Income statement transfers:	(2,129)	358
Ending Balance	(1,575)	129
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(1,160)	(305)
Income statement transfers:	96	(73)
Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	1,604	(54)
Income statement transfers:	(1,692)	158
Equity risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	0	0
Income statement transfers:		0
Interest rate/FX risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(19)	(514)
Income statement transfers:	£ (533)	£ 273